SCHEDULE 1 BALANCE SHEETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 78,177	$ 53,263	$ 71,336	$ 33,207
Prepaid expenses and other current assets	4,511	3,972
Total current assets	192,756	239,306
Investments in equity method investees	27,352	17,843
Acquired intangible assets, net	16,459	12,218
TOTAL ASSETS	284,680	335,943
Current liabilities:
Short-term bank borrowing	45,000	35,500
Accrued expenses and other current liabilities	8,349	6,127
Total liabilities	62,610	53,398
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 353,016,455 (2013: 411,474,516) shares issued and outstanding	1	1
Additional paid-in capital	63,046	63,001
Treasury Stock	(70,479)	(44,119)
Accumulated other comprehensive income	36,937	40,734
Retained earnings	192,598	222,959
Total equity	222,103	282,576
TOTAL LIABILITIES AND EQUITY	284,680	335,943
Parent Company [Member]
Current assets:
Cash and cash equivalents	14,369	688	1,255	1,882
Amounts due from subsidiary	7,768	15,343
Prepaid expenses and other current assets	137	54
Total current assets	22,274	16,085
Investment in subsidiaries	334,201	398,324
Investments in equity method investees	24,020	14,987
Acquired intangible assets, net	4,661	621
TOTAL ASSETS	385,156	430,017
Current liabilities:
Short-term bank borrowing	10,000
Accrued expenses and other current liabilities	903	1,228
Amounts due to subsidiaries	152,150	146,213
Total liabilities	163,053	147,441
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 353,016,455 (2013: 411,474,516) shares issued and outstanding	1	1
Additional paid-in capital	63,046	63,001
Treasury Stock	(70,479)	(44,119)
Accumulated other comprehensive income	36,937	40,734
Retained earnings	192,598	222,959
Total equity	222,103	282,576
TOTAL LIABILITIES AND EQUITY	$ 385,156	$ 430,017